Common Stock (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Summary of Common Stock Shares Reserved for Future Issuance
The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows (in thousands):

	December 31
	2019	2020
Conversion of redeemable convertible preferred stock	90,805	90,814
Common stock warrants outstanding	790	1,118
Stock options issued and outstanding	24,911	24,700
Shares available for future option grants	4,094	5,199
Total	120,600	121,831